FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Disclosure of capital structure
The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2024	2023
Corporate borrowings	$2,142	$1,440
Non-recourse borrowings in subsidiaries of the partnership	36,720	40,809
Cash and cash equivalents	(3,239)	(3,252)
Net debt	35,623	38,997
Total equity	17,308	18,532
Total capital	$52,931	$57,529
Net debt-to-capital ratio	67%	68%

Disclosure of liquidity management
The following tables detail the contractual maturities for the partnership’s financial liabilities as at December 31, 2024 and 2023. The tables reflect the undiscounted future cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	2024				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$5,977	$408	$501	$1,751	$8,637
Interest-bearing liabilities	4,262	6,287	29,907	12,632	53,088
Lease liabilities	223	215	332	502	1,272
____________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $7,835 million.

	2023				Total contractual cash flows
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years
Non-derivative financial liabilities
Accounts payable and other (1)	$8,853	$741	$645	$1,301	$11,540
Interest-bearing liabilities	5,664	6,104	22,705	23,832	58,305
Lease liabilities	307	294	547	696	1,844
___________________________________
(1)Excludes decommissioning liabilities, other provisions, post-employment benefits, liability for remaining coverage, deferred revenue, liabilities associated with assets held for sale, work in progress liabilities and related party loans and notes payable of $5,044 million.

Disclosure of interest rate risk
As at December 31, 2024 and 2023, a 50 basis point increase or decrease in interest rates would have the following impact on the partnership’s profit measures on a pre-tax basis, assuming all other variables were held constant:

	Net income (loss)		Other comprehensive income (loss)
(US$ MILLIONS)	50 bps decrease	50 bps increase	50 bps decrease	50 bps increase
December 31, 2024	$35	$(35)	$(30)	$30
December 31, 2023	$53	$(53)	$(60)	$60

Disclosure of foreign currency exposure
The following tables summarize the partnership’s currency exposure as at December 31, 2024 and 2023:

	2024
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$7,505	$1,111	$637	$1,199	$1,620	$1,575	$740	$952	$15,339
Non-current assets	27,132	9,426	2,197	4,750	8,019	5,681	902	2,028	60,135
	$34,637	$10,537	$2,834	$5,949	$9,639	$7,256	$1,642	$2,980	$75,474

Liabilities
Current liabilities	$5,716	$1,839	$507	$715	$1,288	$909	$752	$440	$12,166
Non-current liabilities	23,152	7,634	738	4,061	5,357	4,583	354	121	46,000
	$28,868	$9,473	$1,245	$4,776	$6,645	$5,492	$1,106	$561	$58,166

Interest of others in operating subsidiaries	3,834	588	1,136	530	2,030	1,249	342	1,742	11,451
Preferred securities	740	—	—	—	—	—	—	—	740
Unitholder equity	$1,195	$476	$453	$643	$964	$515	$194	$677	$5,117

	2023
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,199	$1,193	$2,411	$1,308	$1,790	$1,698	$366	$920	$14,885
Non-current assets	28,051	11,595	2,920	5,623	8,904	7,149	992	2,266	67,500
	$33,250	$12,788	$5,331	$6,931	$10,694	$8,847	$1,358	$3,186	$82,385

Liabilities
Current liabilities	$5,025	$1,832	$2,818	$925	$1,468	$1,406	$415	$466	$14,355
Non-current liabilities	25,692	8,560	1,223	2,845	5,568	5,040	439	131	49,498
	$30,717	$10,392	$4,041	$3,770	$7,036	$6,446	$854	$597	$63,853

Interest of others in operating subsidiaries	1,766	1,464	946	1,698	2,515	1,644	316	1,867	12,216
Preferred securities	740	—	—	—	—	—	—	—	740
Unitholder equity	$27	$932	$344	$1,463	$1,143	$757	$188	$722	$5,576

Disclosure of sensitivity analysis for foreign currency risk	The following tables summarize the partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2024
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$14	$(14)	$(33)	$33
Canadian dollar	(9)	9	(5)	5
Brazilian real	(6)	6	(37)	37
Euro	72	(72)	(89)	89
Other	(187)	187	(122)	122

	December 31, 2023
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$—	$—	$(84)	$84
Canadian dollar	(10)	10	(115)	115
Brazilian real	1	(1)	(23)	23
Euro	19	(19)	(109)	109
Other	(59)	59	(111)	111

	December 31, 2022
	Pre-tax net income		OCI attributable to Unitholders, before taxes
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(1)	$1	$(85)	$85
Canadian dollar	(4)	4	(144)	144
Brazilian real	—	—	(48)	48
Euro	94	(94)	(92)	92
Other	71	(71)	(121)	121

Disclosure of reconciliation of gross carrying amounts
The following table shows changes in the gross carrying amount of the partnership’s significant loans receivable portfolio for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount
Balance at January 1, 2023	$5,513	$190	$116	$5,819
New assets originated or purchased	3,167	182	27	3,376
Assets derecognized (excluding write-offs)	(1,757)	(171)	(68)	(1,996)
Transfers to stage 1	128	(117)	(11)	—
Transfers to stage 2	(309)	332	(23)	—
Transfers to stage 3	(44)	(63)	107	—
Amounts written-off (net of recovery)	—	(16)	(3)	(19)
Other	(470)	216	6	(248)
Foreign currency translation	5	10	2	17
Balance at December 31, 2023	$6,233	$563	$153	$6,949
New assets originated or purchased	2,441	168	19	2,628
Assets derecognized (excluding write-offs)	(2,137)	(216)	(94)	(2,447)
Transfers to stage 1	83	(76)	(7)	—
Transfers to stage 2	(577)	599	(22)	—
Transfers to stage 3	(57)	(91)	148	—
Amounts written-off (net of recovery)	(1)	(1)	(8)	(10)
Other	(266)	(38)	(13)	(317)
Foreign currency translation	(446)	(68)	(12)	(526)
Balance at December 31, 2024	$5,273	$840	$164	$6,277
The following table shows changes in the corresponding ECL allowance of the partnership’s significant loans receivable portfolio for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance
Balance at January 1, 2023	$20	$22	$40	$82
New assets originated or purchased	18	3	3	24
Assets derecognized (excluding write-offs)	(9)	(8)	(20)	(37)
Changes to models and inputs used	(1)	—	—	(1)
Transfers to stage 1	9	(4)	(5)	—
Transfers to stage 2	(5)	12	(7)	—
Transfers to stage 3	(4)	(3)	7	—
Impact on ECL for exposures transferred between stages during the year	(7)	3	18	14
Amounts written-off (net of recovery)	—	(17)	(2)	(19)
Other	(5)	1	—	(4)
Balance at December 31, 2023	$16	$9	$34	$59
New assets originated or purchased	11	2	3	16
Assets derecognized (excluding write-offs)	(8)	(7)	(26)	(41)
Changes to models and inputs used	—	(1)	(1)	(2)
Transfers to stage 1	4	(1)	(3)	—
Transfers to stage 2	(5)	7	(2)	—
Transfers to stage 3	(2)	(3)	5	—
Impact on ECL for exposures transferred between stages during the year	(4)	3	24	23
Amounts written-off (net of recovery)	—	—	(6)	(6)
Other	(1)	—	(1)	(2)
Balance at December 31, 2024	$11	$9	$27	$47